Related Party Transactions - Additional Information (Details) shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 01, 2020 USD ($)	Dec. 31, 2022 USD ($) vessel floating_storage_unit lease	Dec. 31, 2021 USD ($) lease shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 11, 2020 shares	Sep. 30, 2018
Related Party Transaction [Line Items]
Number of vessels | lease		9
Operating Costs and Expenses		$ 192,149	$ 124,626	$ 116,396
Restructuring charges		2,651	$ 3,223	0
Decrease from purchase of interests	$ 2,200			(462)	$ 2,700
Limited Partners - common units issued | shares			87,000
Voyage revenues		624,480	$ 597,831	591,103
Time-charter hire expenses		9,396	23,487	23,564
Equity income (note 7)		118,432	$ 115,399	72,233
Limited Partners - common units issued | shares			87,000
Advances to affiliates
Related Party Transaction [Line Items]
Operating Costs and Expenses		181	$ 7,011	6,505
Restructuring charges		2,651	3,223	0
Voyage revenues		114,592	40,225	37,481
Time-charter hire expenses		9,396	23,487	23,564
Equity income (note 7)		2,417	2,417	2,424
Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer		$ 74,700
Bahrain Spirit
Related Party Transaction [Line Items]
Number of vessels | floating_storage_unit		1
Term of charter contract (in years)		21 years					21 years
Seapeak LLC
Related Party Transaction [Line Items]
Limited Partners - common units issued | shares						10,750
Limited Partners - common units issued | shares						10,750
Pan Union Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel		4
Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel		0
Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel		6
Yamal LNG Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Equity income (note 7)		$ 2,400	2,400	2,400
Bahrain LNG Joint Venture | Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer		$ 10,900	$ 10,100	$ 8,700
LNG Carriers [Member]
Related Party Transaction [Line Items]
Number of vessels | lease		9	9
LNG Carriers [Member] | Yamal LNG Joint Venture
Related Party Transaction [Line Items]
Number of vessels | vessel		6
LNG Carriers [Member] | Yamal LNG Joint Venture | Advances to affiliates
Related Party Transaction [Line Items]
Number of vessels | vessel		6